CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND RESTRICTED CASH
Cash	¥ 7,867,659	¥ 7,354,809
Restricted cash - current assets	67,419	39,367
Restricted cash	158,452	103,146
Cash and restricted cash of continuing operations at end of year	¥ 8,093,530	¥ 7,497,322	¥ 8,213,910